INFORMATION ABOUT GEOGRAPHIC AREAS (Tables)	12 Months Ended
Dec. 31, 2022
Revenues and Long-Lived Assets by Geographical Area	The following tables set forth revenues and long-lived assets by geographical area:

Years Ended December 31,	2022	2021	2020
Revenues:
United States	$6,578,897	$5,636,929	$4,535,262
Canada	389,119	386,780	301,727
Latin America and the Caribbean	306,328	256,483	217,939

Total revenues	$7,274,344	$6,280,192	$5,054,928

December 31,	2022	2021
Long-Lived Assets:
United States	$1,009,188	$931,170
Canada	164,284	175,864
Latin America and the Caribbean	16,003	17,427

Total long-lived assets	$1,189,475	$1,124,461